UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4630

John Hancock Investment Trust III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Greater China Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2011

Greater China Opportunities Fund
As of 01-31-11 (Unaudited)

	Shares	Value

Common Stocks 99.32%		$118,873,326

(Cost $80,158,472)

China 32.70%		39,140,752

Agricultural Bank of China (I)	1,500,000	736,990
Air China, Ltd. (I)	700,000	722,323
Anhui Conch Cement Company, Ltd.	460,000	2,139,208
Bank of China, Ltd., Class H	6,276,900	3,250,706
Bank of Communications Company, Ltd., Class H	400,000	379,769
BBMG Corp. (I)	470,000	632,026
China Construction Bank Corp.	4,500,000	3,946,951
China Life Insurance Company, Ltd.	550,000	2,136,890
China Oilfield Services, Ltd.	300,000	576,873
China Pacific Insurance Group Company, Ltd. (I)	190,000	749,277
China Petroleum & Chemical Corp.	1,200,000	1,323,133
China Rongsheng Heavy Industry Group Company, Ltd. (I)	2,700,000	2,468,342
China Shenhua Energy Company, Ltd., Class H	500,000	2,039,741
CSR Corp., Ltd.	1,100,000	1,581,556
Dongfang Electric Corp. Ltd.	200,000	844,732
Dongfeng Motor Group Company, Ltd.	360,000	634,379
Golden Eagle Retail Group, Ltd.	470,000	1,282,364
Guangzhou R&F Properties Company, Ltd., Class H	550,000	811,372
Industrial & Commercial Bank of China, Ltd.	4,702,500	3,487,948
O-Net Communications Group, Ltd. (I)	700,000	423,827
PetroChina Company, Ltd., Class H	1,300,000	1,811,653
Ping An Insurance Group Company of China, Ltd.	110,000	1,095,553
Sany Heavy Equipment International Holdings Company, Ltd.	850,000	1,246,246
Sinopec Shanghai Petrochemical Company, Ltd., Class H	1,000,000	606,016
Sinopharm Group Company	300,000	1,058,492
Tencent Holdings, Ltd.	60,400	1,569,704
Yanzhou Coal Mining Company, Ltd., Class H	200,000	582,084
Zhuzhou CSR Times Electric Company, Ltd.	260,000	1,002,597

Hong Kong 37.91%		45,369,303

AIA Group, Ltd. (I)	519,600	1,432,411
Bank of East Asia, Ltd.	100,000	433,024
Belle International Holdings, Ltd.	380,000	651,178
BOC Hong Kong Holdings, Ltd.	907,000	2,910,201
Cathay Pacific Airways, Ltd.	220,000	558,615
Cheung Kong Holdings, Ltd.	273,000	4,517,599
China Everbright International, Ltd.	727,000	369,903
China Merchants Holdings International Company, Ltd.	290,000	1,255,473
China Mobile, Ltd.	400,000	3,933,540
China Overseas Land & Investment, Ltd.	580,360	1,101,215
China Resources Cement Holdings, Ltd. (I)	700,000	532,570
China Resources Enterprises, Ltd.	260,000	1,020,986
China Resources Land, Ltd.	430,000	772,167
CLP Holdings, Ltd.	80,000	649,554
CNOOC, Ltd.	2,000,000	4,456,846
COSCO Pacific, Ltd.	571,000	1,066,284
Dah Sing Financial Group	123,150	866,321
Daphne International Holdings, Ltd.	600,000	576,684
Digital China Holdings, Ltd.	750,000	1,445,360
Hang Seng Bank, Ltd.	40,000	662,047
Hong Kong Exchanges & Clearing, Ltd.	100,000	2,313,873
Hopewell Holdings, Ltd. (I)	200,000	648,141
Hutchison Telecommunications Hong Kong Holdings, Ltd.	1,200,000	407,004
Hutchison Whampoa, Ltd.	340,000	3,987,430

Greater China Opportunities Fund
As of 01-31-11 (Unaudited)

	Shares	Value

Hong Kong (continued)

Johnson Electric Holdings, Ltd.	900,000	643,604
Li & Fung, Ltd.	270,000	1,757,063
MTR Corp., Ltd.	160,000	585,450
Orient Overseas International, Ltd.	75,000	760,635
Sino Land Company, Ltd.	400,000	759,462
Sun Hung Kai Properties, Ltd.	95,000	1,577,520
Swire Pacific, Ltd., Class A	72,000	1,136,312
Techtronic Industries Company, Ltd.	488,500	615,360
Veeko International Holdings, Ltd.	6,780,000	355,797
Wharf Holdings, Ltd.	80,000	609,674

Taiwan 28.71%		34,363,271

Advanced Semiconductor Engineering, Inc.	770,000	957,903
Catcher Technology Company, Ltd.	230,000	946,581
China Petrochemical Development Corp. (I)	950,000	1,072,845
Chinese Gamer International Corp.	75,000	578,748
Chipbond Technology Corpchipbond Technology Corp. (I)	280,000	508,908
Epistar Corp.	255,000	929,277
First Financial Holding Company, Ltd. (I)	2,200,000	2,010,856
First Steamship Company, Ltd.	300,000	625,383
Formosa Plastic Corp.	500,000	1,712,719
Fubon Financial Holding Company, Ltd.	554,887	772,567
Gloria Material Technology Corp. (I)	850,000	775,934
Hon Hai Precision Industry Company, Ltd.	551,600	2,361,953
HTC Corp.	70,000	2,340,230
Hua Nan Financial Holdings Company, Ltd.	750,000	608,528
Kinsus Interconnect Technology Corp.	380,000	1,223,596
Soft-World International Corp.	766	3,647
Synnex Technology International Corp.	209,769	550,445
Ta Chong Bank Company, Ltd. (I)	2,000,000	882,759
Taiflex Scientific Company, Ltd.	300,000	773,955
Tainan Spinning Company, Ltd.	2,200,000	1,551,827
Taiwan Mobile Company, Ltd. (I)	450,000	1,061,045
Taiwan Semiconductor Manufacturing Company, Ltd.	2,000,089	5,231,581
The Ambassador Hotel	500,000	787,417
TPK Holding Company, Ltd. (I)	28,000	682,581
Unimicron Technology Corp.	560,000	1,159,844
United Microelectronics Corp.	1,600,000	988,196
Wistron Neweb Corp.	350,000	1,046,968
Yuanta Financial Holdings Company, Ltd.	2,750,000	2,216,978

Total investments (Cost $80,158,472)† 99.32%		$118,873,326

Other assets and liabilities, net 0.68%		$813,274

Total net assets 100.00%		$119,686,600

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

† At 1-31-11, the aggregate cost of investment securities for federal income tax purposes was $80,245,930. Net unrealized appreciation aggregated $38,627,396, of which $39,523,513 related to appreciated investment securities and $896,117 related to depreciated investment securities.

Greater China Opportunities Fund
As of 01-31-11 (Unaudited)

The Fund had the following sector composition as of 1-31-11 (as a percentage of total net assets):

Financials	36%
Information Technology	20%
Industrials	15%
Energy	9%
Consumer Discretionary	7%
Materials	6%
Telecommunication Services	5%
Health Care	1%
Other assets and liabilities	1%

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments are categorized as Level 1 under the hierarchy described above.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the three month period ended January 31, 2011, there were no significant transfers in or out of Level 1 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Greater China Opportunities Fund.

080Q1 1/11
3/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: March 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: March 18, 2011

By: /s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: March 18, 2011